Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Dec. 19, 2024
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value (Deprecated 2024-07-31)	$ 106,855	$ 102,744	$ 100,000
FTSE 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Account Value (Deprecated 2024-07-31)	$ 266,942	256,743	250,000
SLW Short Duration Income ETF
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	108,775	103,672	100,000
SLW Short Term Government Fund
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	$ 266,701	$ 256,432	$ 250,000